STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		48 Months Ended	57 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Income Statement
REVENUE	$ 839		$ 2,920					$ 2,920
EXPENSES
Impairment Expense					0	130,933	130,933	130,933
Cost of Goods Sold	315		1,580					1,580
Accounting and Legal	195	12,658	4,085	13,000	13,000	9,259	22,290	26,344
G&A Expenses	1,386		3,082	3,899	3,899	3,512	7,411	10,525
Organization Costs							204,400
Stock Based Compensation			20,000					224,400
Depreciation Expense							4,067	4,067
TOTAL EXPENSES	1,896	12,658	28,747	16,899	16,899	143,704	369,101	397,849
NET LOSS	$ (1,057)	$ (12,658)	$ (25,827)	$ (16,899)	$ (16,899)	$ (143,704)	$ (369,101)	$ (394,929)
NET LOSS PER COMMON SHARE - BASIC & DILUTED	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED	20,035,000	17,468,000	18,368,333	17,468,000	17,468,000	17,435,000